Prepayment and Deposit (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Prepayment And Deposit
Schedule of prepaid expense

	November 30, 2022	February 28, 2022
	(unaudited)
Telecommunication Products & Services
Deposit Paid / Prepayment	$2,610,008	$2,396,550
Deposit received	—	—
Net Prepaid expenses for Telecommunication Products & Services	$2,610,008	$2,396,550
Others prepayment	1,470,009	369,256
Prepayment and deposit	$4,080,017	$2,765,806

	November 30, 2022	February 28, 2022
	(unaudited)
SMS & MMS Business
Deposit Paid / Prepayment	$621,651	$565,536
Deposit received
Net Prepaid expenses for SMS	$621,651	$565,536
Others prepayment	—	—
Prepayment and deposit	$621,651	$565,536

	February 28, 2022	February 28, 2021

Telecommunication Products & Services
Deposit Paid / Prepayment	$2,396,550	$333,646
Deposit received	—	—
Net Prepaid expenses for Telecommunication Products & Services	$2,396,550	$333,646
Others prepayment	369,256	143,288
Prepayment and deposit	$2,765,806	$476,934

	February 28, 2022	February 29, 2020

SMS & MMS Business
Deposit Paid / Prepayment	$565,536	$169,443
Deposit received
Net Prepaid expenses for SMS	$565,536	$169,443
Others prepayment	—	—
Prepayment and deposit	$565,536	$169,443